Petroleum and Natural Gas Sales (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of revenue from contracts with customers [Abstract]
Disclosure of disaggregation of revenue from contracts with customers
Petroleum and natural gas sales from contracts with customers for the Company's Canadian and U.S. operating segments is set forth in the following table.

	Years Ended December 31
	2024			2023
	Canada	U.S.	Total	Canada	U.S.	Total
Light oil and condensate	$421,383	$2,063,677	$2,485,060	$574,910	$1,454,213	$2,029,123
Heavy oil	1,403,022	—	1,403,022	1,081,549	—	1,081,549
NGL	26,017	176,289	202,306	23,174	122,823	145,997
Natural gas	23,624	94,943	118,567	49,388	76,564	125,952
Total petroleum and natural gas sales	$1,874,046	$2,334,909	$4,208,955	$1,729,021	$1,653,600	$3,382,621